CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 656,991	$ 680,143	$ 540,404
Port expenses, bunkers and commissions	(259,888)	(221,859)	(169,646)
Charter hire	(8,517)	(21,498)	(12,023)
Operating expenses (Note 4)	(188,374)	(195,249)	(122,867)
Profit from sale of vessels (Note 23)	2,762
Administrative expenses (Note 4, 5)	(45,007)	(41,406)	(19,486)
Other operating expenses	(418)	(304)	(6,299)
Share of profit/(loss) from joint ventures	3	176	202
Impairment losses on tangible and intangible assets (Note 6, 7, 8, 23)	(3,572)	(185,000)
Depreciation (Note 7)	(114,451)	(122,215)	(67,327)
Operating profit/(loss) (EBIT)	39,529	(107,212)	142,958
Financial income (Note 9)	4,255	2,814	992
Financial expenses (Note 9)	(40,601)	(37,333)	(16,926)
Profit/(loss) before tax	3,184	(141,731)	127,024
Tax (Note 12)	(777)	(760)	(1,041)
Net profit/(loss) for the year	$ 2,407	$ (142,491)	$ 125,983
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD) (Note 26)	$ 0.04	$ (2.3)	$ 2.4
Diluted earnings/(loss) per share (USD) (Note 26)	$ 0.04	$ (2.3)	$ 2.4